Taxes on Income (Details) - Schedule of deferred tax liabilities and assets - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Schedule of deferred tax liabilities and assets [Abstract]
Financial assets measured at fair value through other comprehensive income		$ (32)
Revaluation of derivatives		(4)
Carryforward tax losses		1,330
Carryforward tax losses 1	(1,330)	(726)	$ (1,944)
Employee benefits		25
Deferred tax income (expenses)	(1,330)	(726)	$ (1,944)
Deferred tax assets, net		$ 1,311